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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                       Investment Company Act file number
                                    811-01539
                                    811-02571
                                    811-03409

        Travelers Growth and Income Stock Account For Variable Annuities

              Travelers Quality Bond Account For Variable Annuities

              Travelers Money Market Account For Variable Annuities

                        One Cityplace, Hartford, CT 06103

                                   Marie Swift
                       Metropolitan Life Insurance Company
                               501 Boylston Street
                                Boston, MA 02116

                                 (617) 578-2857


                      Date of fiscal year end: December 31


                    Date of reporting period: March 31, 2006

ITEM 1.  Schedule of Investments.

   The Quarterly Schedule of Investments is filed herewith.


                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS (UNAUDITED)
                                 MARCH 31, 2006


                                      NO. OF           FAIR
                                      SHARES           VALUE
                                     --------      ------------
COMMON STOCK (99.0%)

AEROSPACE (1.8%)

 Boeing Co.                           27,091       $ 2,111,202
 General Dynamics Corp.               40,816         2,611,408
 Raytheon Co.                         92,400         4,235,616
                                                   ------------
                                                     8,958,226
                                                   ------------
AUTOMOTIVE (0.3%)
 Oshkosh Truck                        24,781         1,542,369
                                                   ------------

BANKING (7.1%)
 Bank of America Corp.                92,357         4,205,938
 Bank of New York Co., Inc.           15,825           570,333
 Capital One Financial Corp.          27,683         2,229,035
 Citigroup, Inc.                     163,800         7,736,274
 Comerica, Inc.                       29,477         1,708,782
 CreditCorp LTD (A)                   24,900           659,352
 JP Morgan Chase & Co.               167,541         6,976,407
 PNC Financial Services Group         19,041         1,281,650
 Suntrust Banks, Inc.                  7,270           528,965
 U.S. Bancorp                         35,929         1,095,834
 Wachovia Corp.                       47,703         2,673,753
 Wells Fargo & Co.                    76,917         4,912,689
                                                   ------------
                                                    34,579,012
                                                   ------------
BEVERAGE (1.3%)
 Coca-Cola Co.                        47,089         1,971,616
 PepsiCo, Inc.                        73,792         4,264,440
                                                   ------------
                                                     6,236,056
                                                   ------------
BIOTECHNOLOGY (0.1%)
 Gilead Sciences, Inc. (A)             9,213           573,233
                                                   ------------

BROADCASTING & CABLE TV (0.1%)
 Viacom Inc. (Class B) (A)            14,365           557,362
                                                   ------------

BROKERAGE (5.1%)
 AllianceBernstein Holding L.P.       37,200         2,464,500
 Federated Investors, Inc. (A)        34,500         1,347,225
 Franklin Resources, Inc.             13,279         1,251,413
 Goldman Sachs Group Inc.             31,696         4,975,004
 Lehman Brothers Holdings Inc. (A)    23,266         3,362,635
 Merrill Lynch & Co.                  44,262         3,486,075
 Morgan Stanley                       67,157         4,218,803
 Raymond James Financial, Inc.       134,100         3,963,996
                                                   ------------
                                                    25,069,651
                                                   ------------


                                      NO. OF           FAIR
                                      SHARES           VALUE
                                     --------      ------------
CHEMICALS (0.7%)
 Dow Chemical                         58,017       $ 2,355,490
 E.I. du Pont de Nemours & Co.        18,696           789,158
 Monsanto Co.                          5,514           467,311
                                                   ------------
                                                     3,611,959
                                                   ------------
CONGLOMERATES (3.0%)
 3M Co.                               15,061         1,139,967
 General Electric Co.                219,849         7,646,348
 Honeywell International, Inc.        37,966         1,623,806
 Parker-Hannifin                       5,394           434,810
 Tyco International Ltd.              40,129         1,078,668
 United Technologies Corp.            45,681         2,648,128
                                                   ------------
                                                    14,571,727
                                                   ------------
CONSUMER (1.3%)
 Colgate-Palmolive Co.                10,242           584,818
 NIKE, Inc. (Class B)                  5,699           484,985
 Procter & Gamble Co.                 66,532         3,833,574
 Sealed Air Corp.                     25,345         1,466,715
                                                   ------------
                                                     6,370,092
                                                   ------------
DEFENSE (0.9%)
 Lockheed Martin Corp.                28,163         2,115,886
 Northrop Grumman Corp.               36,648         2,502,692
                                                   ------------
                                                     4,618,578
                                                   ------------
ELECTRIC UTILITIES (2.0%)
 American Electric Power              99,186         3,374,308
 Edison International                 44,687         1,840,211
 FirstEnergy Corp.                    89,400         4,371,660
                                                   ------------
                                                     9,586,179
                                                   ------------
FINANCE (0.9%)
 American Express                     25,170         1,322,683
 Principal Financial Group (A)        62,448         3,047,462
                                                   ------------
                                                     4,370,145
                                                   ------------
FOOD (1.3%)
 Aramark Corp. (A)                    12,900           381,066
 Darden Restaurants, Inc. (A)         78,921         3,238,129
 Hormel Foods Corp.                   41,971         1,418,620
 McDonald's Corp.                     38,258         1,314,545
                                                   ------------
                                                     6,352,360
                                                   ------------
HEALTHCARE (4.4%)
 Aetna Inc.                           47,288         2,323,732
 Caremark Rx, Inc. (A)                28,691         1,411,023
 Endo Pharmaceuticals Holdings (A)    25,300           830,093
 HCA Inc.  (A)                        46,000         2,106,340
 Humana, Inc. (A)                     46,206         2,432,746
 Invitrogen, Inc. (A)                 30,000         2,103,900
 McKesson Corp.                       58,100         3,028,753
 UnitedHealth Group, Inc.             85,135         4,755,641
 Wellpoint, Inc. (A)                  34,043         2,635,949
                                                   ------------
                                                    21,628,177
                                                   ------------

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                 MARCH 31, 2006

                                      NO. OF           FAIR
                                      SHARES           VALUE
                                     --------      ------------
HOME CONSTRUCTION (0.2%)
 K.B. HOME                             13,570       $   881,779
                                                    ------------

INDEPENDENT ENERGY (1.4%)
 Anadarko Petroleum Corp.              14,670         1,481,817
 Burlington Resources                  39,689         3,647,816
 Devon Energy Corp.                    27,602         1,688,414
                                                    ------------
                                                      6,818,047
                                                    ------------
INSURANCE (5.4%)
 AFLAC Inc.                            24,250         1,094,403
 Allstate Corp.                        13,131           684,256
 American International Group          81,188         5,365,715
 Chubb Corp.                           43,504         4,152,022
 CIGNA Corp.                           17,440         2,278,013
 Fidelity National Financial, Inc.      8,800           312,664
 Hartford Financial Services
   Group, Inc.                         18,267         1,471,407
 Lincoln National Corp.                 8,821           481,538
 Loew's Corp.                          51,400         5,201,680
 Prudential Financial, Inc.            44,536         3,376,274
 St. Paul Travelers Companies, Inc.    42,300         1,767,717
                                                    ------------
                                                     26,185,689
                                                    ------------
INTEGRATED ENERGY (7.9%)
 Chevron Corp.                        139,099         8,063,569
 ConocoPhillips                        87,097         5,500,176
 Exxon Mobil Corp.                    375,809        22,871,736
 Marathon Oil                          29,466         2,244,425
                                                    ------------
                                                     38,679,906
                                                    ------------
LODGING (0.5%)
 Marriott International, Inc. (A)      34,041         2,335,213
                                                    ------------

MACHINERY (0.5%)
 Ingersoll-Rand Co. (Class A)          55,258         2,309,232
                                                    ------------

MEDIA NON-CABLE (0.4%)
 News Corp. Limited                   113,136         1,879,189
                                                    ------------

MEDICAL SUPPLIES (1.6%)
 Abbott Laboratories                   49,759         2,113,265
 Cardinal Health                        7,681           572,388
 Charles River Labs International (A)  31,500         1,544,130
 Herman Miller Inc.                    31,614         1,024,610
 Medtronic, Inc.                       54,204         2,750,853
                                                    ------------
                                                      8,005,246
                                                    ------------
METALS (2.3%)
 Alcan, Inc. (A)                       50,900         2,327,657
 Nucor Corp.                           41,143         4,311,375
 Phelp's Dodge Corp.                   55,280         4,451,698
                                                    ------------
                                                     11,090,730
                                                    ------------
MULTIMEDIA (0.9%)
 Comcast Corp.  (Class A) (A)          27,563           721,048
 Time Warner Inc.                     140,055         2,351,523
 Walt Disney Co.                       38,721         1,079,929
                                                    ------------
                                                      4,152,500
                                                    ------------

                                      NO. OF           FAIR
                                      SHARES           VALUE
                                     --------      ------------
OIL COMPANIES (5.3%)
 Apache Corp. (A)                      20,400       $ 1,336,404
 Baker Hughes Inc.                     22,218         1,519,711
 Ensco International, Inc.              4,800           246,960
 Halliburton Co.                       31,958         2,333,573
 Occidental Petroleum Corp. (A)        34,093         3,158,716
 Patterson-UTI Energy, Inc. (A)        17,900           572,084
 Pride International, Inc. (A)         99,000         3,086,820
 Schlumberger Ltd.                     30,868         3,906,963
 Sunoco Inc.                           27,327         2,119,755
 Talisman Energy (A)                   71,100         3,781,098
 Transocean, Inc. (A)                  20,298         1,629,929
 Valero Energy Corp.                   37,873         2,264,048
                                                    ------------
                                                     25,956,061
                                                    ------------
PAPER (0.1%)
 Kimberly Clark Corp. (A)               9,326           539,043
                                                    ------------

PHARMACEUTICALS (5.9%)
 Amgen, Inc. (A)                       25,041         1,821,733
 Biovail Corp. (A)                     19,100           465,085
 Bristol-Myers Squibb                  39,075           961,636
 Eli Lilly & Co.                       22,526         1,245,688
 Johnson & Johnson                     99,304         5,880,783
 King Pharmaceuticals, Inc. (A)        94,000         1,621,500
 Merck & Co., Inc.                     97,810         3,445,846
 Mylan Laboratories                   107,300         2,510,820
 Pfizer Inc.                          330,576         8,237,954
 Schering-Plough Corp.                 64,964         1,233,666
 Wyeth                                 27,251         1,322,219
                                                    ------------
                                                     28,746,930
                                                    ------------
REAL ESTATE (0.5%)
 Hospitality Properties Trust (A)      52,700         2,301,409
                                                    ------------

RETAIL (6.5%)
 Abercrombie & Fitch Co.               16,476           960,551
 American Eagle Outfitters             25,526           762,206
 Best Buy Co. Inc. (A)                 24,825         1,388,462
 Costco Wholesale Corp.                20,727         1,122,574
 CVS Corp.                             61,672         1,842,143
 Dollar Tree Stores, Inc. (A)          86,500         2,393,455
 Home Depot, Inc.                     112,928         4,776,854
 J C Penney Corporation, Inc. (A)      48,400         2,923,844
 Lowe's Cos. (A)                       48,337         3,114,836
 Safeway, Inc.                         94,200         2,366,304
 Supervalu, Inc.                       36,283         1,118,242
 Target Corp.                          55,087         2,865,075
 The Gap, Inc.                         24,786           463,002
 Walgreen Co.                          20,112           867,431
 Wal-Mart Stores, Inc.                107,810         5,092,944
                                                    ------------
                                                     32,057,923
                                                    ------------

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                 MARCH 31, 2006


                                      NO. OF           FAIR
                                      SHARES           VALUE
                                     --------      ------------
SERVICES (2.0%)
 eBay Inc. (A)                       28,447        $  1,111,140
 Fair Issac Corp.                    71,000           2,813,020
 Fedex Corp.                         18,800           2,123,272
 Manpower, Inc.                      30,100           1,721,118
 Yahoo! Inc. (A)                     59,324           1,913,792
                                                   -------------
                                                      9,682,342
                                                   -------------
TECHNOLOGY (19.7%)
 ADTRAN, Inc.                        58,300           1,526,294
 Advanced Micro Devices (A)          39,255           1,301,696
 Agere Systems, Inc. (Class A) (A)  121,900           1,833,376
 Andrew Corp. (A)                   102,100           1,253,788
 Apple Computer (A)                  48,952           3,070,269
 Applera Corp. Applied
   Biosytems (A)                    114,000           3,093,960
 Arrow-Electronics, Inc. (A)         73,200           2,362,164
 Atmel Corp. (A)                    218,900           1,033,208
 Avnet Inc. (A)                     111,887           2,839,692
 BMC Software Inc. (A)              222,400           4,817,184
 Cadence Design Systems (A)          70,100           1,296,149
 Check Point Software (A)            13,400             268,268
 Cisco Systems, Inc. (A)            244,835           5,305,574
 Computer Sciences Corp. (A)         23,100           1,283,205
 Corning Inc. (A)                    30,864             830,550
 Dell Inc. (A)                      111,904           3,330,263
 EMC Corp. (A)                      145,909           1,988,740
 Freescale Semiconductor
   (Cl B) (A)                       168,700           4,684,799
 Hewlett Packard Co.                172,696           5,681,698
 Intel Corp.                        182,399           3,529,421
 International Business
   Machine                           96,093           7,924,790
 Jabil Circuit                       71,779           3,076,448
 Lexmark International (Class A)      5,789             262,705
 Microsoft Corp. (A)                272,025           7,401,800
 Millipore Corp.                     19,700           1,439,282
 Motorola, Inc.                     149,405           3,422,869
 National Semiconductor Corp. (A)    61,400           1,709,376
 NCR Corp.                          118,600           4,956,294
 Oracle Corp.                       223,236           3,056,101
 Qlogic Corp. (A)                   118,200           2,287,170
 Sanmina-SCI Corp. (A)              180,300             739,230
 Solectron Corp. (A)                 71,700             286,800
 Sybase, Inc. (A)                    49,572           1,046,961
 Texas Instruments Inc.              98,574           3,200,698
 Thomas & Betts Corp. (A)            41,399           2,127,081
 Western Digital Corp. (A)          110,300           2,143,129
                                                   -------------
                                                     96,411,032
                                                   -------------
TELECOMMUNICATIONS (4.0%)
 AT&T, Inc.                         222,133           6,006,476
 BellSouth Corp.                     71,327           2,471,481
 QUALCOMM, Inc.                      32,952           1,667,701
 Qwest Communications (A)            34,600             235,280



                                      NO. OF           FAIR
                                      SHARES           VALUE
                                     --------      ------------
TELECOMMUNICATIONS (CONTINUED)
 Sprint Corp.                       125,251        $  3,236,486
 Verizon Communications             179,340           6,108,320
                                                   -------------
                                                     19,725,744
                                                   -------------
TOBACCO (0.9%)
 Altria Group                        65,235           4,622,552
                                                   -------------

TRANSPORTATION SERVICES (1.7%)
 Burlington Northern Santa Fe        37,117           3,092,960
 CSX Corp.                           34,083           2,038,163
 Genuine Parts Co.                      600              26,298
 Laidlaw International               67,200           1,827,840
 United Parcel Service (Class B)     13,010           1,032,734
 YRC Worldwide, Inc. (A)             11,200             426,272
                                                   -------------
                                                      8,444,267
                                                   -------------
UNITED STATES AGENCY
 SECURITIES (0.3%)
 Fannie Mae                          19,632           1,009,085
 Freddie Mac                          9,519             580,659
                                                   -------------
                                                      1,589,744
                                                   -------------
UTILITIES (0.7%)
 Exelon Corp.                        18,360             971,244
 National Fuel Gas Co.               11,742             384,198
 The Southern Co.                    15,040             492,861
 TXU Corp.                           34,531           1,545,608
                                                   -------------
                                                      3,393,911
                                                   -------------


 TOTAL COMMON STOCKS
 (COST $415,820,063)                                484,433,615
                                                   -------------


                                  PRINCIPAL
                                   AMOUNT
                                 -----------

SHORT-TERM INVESTMENTS (0.7%)
COMMERCIAL PAPER (0.7%)
  Freddie Mac
   4.62% due April 3, 2006       $3,319,000           3,319,000

TOTAL SHORT-TERM
                                                   -------------
 INVESTMENTS (COST $3,318,161)                        3,319,000
                                                   -------------


TOTAL INVESTMENTS (99.7%)
 (COST $419,138,224) (B)                            487,752,615
                                                   -------------

 OTHER ASSETS AND LIABILITIES (0.3%)                  1,319,290
                                                   -------------



 TOTAL NET ASSETS (100.0%)                         $489,071,905
                                                   =============

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                 MARCH 31, 2006


NOTES

(A)   Non-income Producing Security.

(B) At March 31, 2006, net unrealized appreciation for all securities was $68,614,391. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over cost of $92,869,462 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over fair value of $24,255,071.


                      See Notes to Statement of Investments

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                  NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)
                                 MARCH 31, 2006

1.   BUSINESS

     The Travelers Growth and Income Stock Account for Variable Annuities ("Account GIS") is a separate account of The Travelers Insurance Company ("The Company"), a wholly owned subsidiary of MetLife, Inc., and is available for funding Universal Annuity, Universal Select Annuity, and Universal Annuity Advantage contracts issued by The Company. Account GIS, established on September 22, 1967, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

     Travelers Asset Management International Company, LLC ("TAMIC"), an indirect wholly owned subsidiary of The Company, provides fixed income management and advisory services for Account GIS. TIMCO Asset Management Inc. is a sub-advisor to Account GIS.

     This report is prepared for the general information of contract owners and is not an offer of units of Account GIS or shares of Account GIS's underlying holdings. It should not be used in connection with any offer except in conjunction with the Prospectus for Account GIS's product(s) offered by The Company.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by Account GIS in the preparation of its financial statements.

     Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

     Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

     Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income utilizing the constant yield method.

     Account GIS may use stock index futures contracts as a substitute for the purchase or sale of individual securities. When Account GIS enters into a futures contract, it agrees to buy or sell a specified index of stocks at a future time for a fixed price, unless the contract is closed prior to expiration. Account GIS is obligated to deposit with a broker an "initial margin" equivalent to a percentage of the face, or notional value of the contract.

     It is Account GIS's practice to hold cash and cash equivalents in an amount at least equal to the notional value of outstanding purchased futures contracts, less the initial margin. Cash and cash equivalents include cash on hand, securities segregated under federal and brokerage regulations, and short-term highly liquid investments with maturities generally three months or less when purchased. Generally, futures contracts are closed prior to expiration.

     Futures contracts purchased by Account GIS are priced and settled daily; accordingly, changes in daily prices are recorded as realized gains or losses and no asset is recorded in the Statement of Investments. Therefore, when Account GIS holds open futures contracts, it assumes a market risk generally equivalent to the underlying market risk of change in the value of the specified indexes associated with the futures contract.

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

            NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                 MARCH 31, 2006

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Account GIS may purchase index or individual equity put or call options, thereby obtaining the right to sell or buy a fixed number of shares of the underlying asset at the stated price on or before the stated expiration date. Account GIS may sell the options before expiration. Options held by Account GIS are listed on either national securities exchanges or on over-the-counter markets and are short-term contracts with a duration of less than nine months. The market value of the options will be based on the 4:00 p.m. Eastern Standard Time price of the respective exchange, or in the absence of such price, the latest bid quotation. There were no put or call options in Account GIS at March 31, 2006.

     When Account GIS enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account GIS plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account GIS securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account GIS monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account GIS's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account GIS at March 31, 2006.

     The operations of Account GIS form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income and capital gains of Account GIS. Account GIS is not taxed as a "regulated investment company" under Subchapter M of the Code.

     The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Realized gains and losses from investment security transactions are reported on an identified cost basis.

3.   INVESTMENTS

     The aggregate costs of purchases and proceeds from sales of investments (other than short-term securities), were $185,859,598 and $203,763,158, respectively; the costs of purchases and proceeds from sales of direct and indirect U.S. government securities were $156,191,926 and $152,899,000, respectively, for the three months ended March 31, 2006. Realized gains and losses from investment security transactions are reported on an identified cost basis.

     Net realized gains (losses) resulting from futures contracts were $158,172 for the three months ended March 31, 2006.

4.   SUBSEQUENT EVENT

     On January 25, 2006, the Board of Managers of Account GIS approved a proposal to transfer the assets of Account GIS to the Batterymarch Growth and Income Stock Portfolio (the "Portfolio"), a series of the Met Investors Series Trust, in exchange for shares of the Portfolio. Account GIS was restructured as a sub-account of The Travelers Fund U for Variable Annuities, a unit investment trust. On April 28, 2006, the assets of Account GIS were transferred to the Portfolio pursuant to an Agreement and Plan of Reorganization approved on April 27, 2006.

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS (UNAUDITED)
                                 MARCH 31, 2006


                                                                                        PRINCIPAL    FAIR
                                                                                          AMOUNT     VALUE
                                                                                       ----------- ----------
BONDS (65.7%)

ASSET BACKED SECURITIES (1.3%)

CA Infrastructure, 6.42% Debentures, 2008 ...........................................   $ 134,281  $  134,937

Chase Funding Mortgage Loan Asset Backed Security Certificate, 5.83% Debentures, 2032     500,000     501,040

Chase Issuance Trust, 4.23% Debentures, 2013 ........................................     500,000     482,650
                                                                                                   ----------
                                                                                                    1,118,627
                                                                                                   ----------
AUTOMOTIVE (0.9%)

Daimler Chrysler NA Holdings, 7.30% Debentures, 2012 ................................     700,000     740,543
                                                                                                   ----------

BANKING (7.7%)

ABN AMRO Holdings ADS, 4.80% Debentures, 2007 .......................................     920,000     920,919

Bank of America Corp., 5.38% Debentures, 2014 .......................................     600,000     592,964

Capital One Bank, 5.00% Debentures, 2009 ............................................     620,000     613,091

Capital One Bank, 5.50% Debentures, 2015 ............................................     200,000     194,455

HSBC Bank USA, 5.88% Debentures, 2034 ...............................................     400,000     387,087

Huntington National Bank, 4.65% Debentures, 2009 ....................................     400,000     391,865

JP Morgan Chase & Co., 5.25% Debentures, 2015 .......................................     200,000     193,466

Royal Bank of Scotland Capital Trust, 4.71% Debentures, Perpetual ...................     300,000     278,217

Royal Bank of Scotland PLC, 5.05% Debentures, 2015 ..................................     400,000     384,798

U.S. Bancorp NA MN, 2.87% Debentures, 2007 ..........................................   1,000,000     979,786

U.S. Bancorp NA MN, 4.95% Debentures, 2014 ..........................................     200,000     191,556

Wachovia Corp. NA, 4.80% Debentures, 2014 ...........................................     300,000     282,557

Wachovia Corp. NA, 5.07% Debentures, 2014 ...........................................     700,000     706,498

Washington Mutual Bank, 5.13% Debentures, 2015 ......................................     500,000     473,671
                                                                                                   ----------
                                                                                                    6,590,930
                                                                                                   ----------
BEVERAGE (1.2%)

Pepsi Bottling Group, 4.63% Debentures, 2012 ........................................     400,000     381,623

PepsiAmericas, Inc., 4.88% Debentures, 2015 .........................................     700,000     666,195
                                                                                                   ----------
                                                                                                    1,047,818
                                                                                                   ----------
BROKERAGE (4.1%)

Goldman Sachs Group Inc., 5.25% Debentures, 2013 ....................................   1,100,000   1,072,540

Lehman Brothers Holdings Inc., 4.80% Debentures, 2014 ...............................     700,000     664,699

Merrill Lynch & Co. Inc., 4.13% Debentures, 2009 ....................................     400,000     384,524

Merrill Lynch & Co. Inc., 4.25% Debentures, 2010 ....................................     400,000     384,408

Merrill Lynch & Co. Inc., 5.00% Debentures, 2015 ....................................     400,000     382,299

Morgan Stanley, 5.05% Debentures, 2011 ..............................................     600,000     588,778
                                                                                                   ----------
                                                                                                    3,477,248
                                                                                                   ----------
BUILDING MATERIALS (0.4%)

D.R. Horton, 5.25% Debentures, 2015 .................................................     400,000     366,620
                                                                                                   ----------

COLLATERALIZED MORTGAGE OBLIGATIONS (9.8%)

Bank of America Commercial Mortgage Inc., 4.87% Debentures, 2042 ....................   1,400,000   1,324,429

Commercial Mortgage Pass Through, 5.17% Debentures, 2044 ............................     750,000     726,219

Credit Suisse First Boston Commercial Mortgage Corp., 4.89% Debentures, 2037 ........     220,000     208,138

Credit Suisse First Boston Corp., 3.88% Debentures, 2009 ............................     500,000     481,549

Credit Suisse First Boston Corp., 6.13% Debentures, 2011 ............................     300,000     308,524

JP Morgan Chase & Co. Commercial Mortgage, 4.78% Debentures, 2042 ...................   3,000,000   2,820,084

JP Morgan Chase & Co. Commercial Mortgage, 4.92% Debentures, 2042 ...................   1,600,000   1,517,330

JP Morgan Chase & Co. Commercial Mortgage, 5.00% Debentures, 2042 ...................     580,000     553,595

JP Morgan Chase & Co. Commercial Mortgage, 5.00% Debentures, 2042 ...................     500,000     477,785
                                                                                                   ----------
                                                                                                    8,417,653
                                                                                                   ----------

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                 MARCH 31, 2006


                                                                                        PRINCIPAL       FAIR
                                                                                          AMOUNT        VALUE
                                                                                       -----------    ----------
CONGLOMERATES (3.3%)

Berskshire Hathaway, Inc., 4.75% Debentures, 2012 ...................................   $    400,000  $  386,446

Berskshire Hathaway, Inc., 4.81% Debentures, 2008 ...................................        200,000     200,171

General Electric Co., 5.00% Debentures, 2013 ........................................      1,300,000   1,266,313

Tyco International Ltd., 6.13% Debentures, 2008 .....................................      1,000,000   1,014,153
                                                                                                      ----------
                                                                                                       2,867,083
                                                                                                      ----------

DEFENSE (0.8%)

Northrop Grumman Corp., 4.08% Debentures, 2006 ......................................        600,000     595,802

Northrop Grumman Corp., 7.13% Debentures, 2011 ......................................        100,000     106,595
                                                                                                      ----------
                                                                                                         702,397
                                                                                                      ----------
ELECTRIC UTILITIES (1.0%)

Dominion Resources Inc., 5.25% Debentures, 2033 .....................................        400,000     380,782

PSEG Energy Holdings, 8.63% Debentures, 2008 ........................................        450,000     471,375
                                                                                                      ----------
                                                                                                         852,157
                                                                                                      ----------

FINANCE (6.0%)

AIG SunAmerica Global Financials, 5.85% Debentures, 2008 (A) ........................        500,000     505,645

American General Financial Corp., 3.88% Debentures, 2009 ............................        900,000     857,326

Caterpillar Financial Services Corp., 4.70% Debentures, 2012 ........................        800,000     768,782

Countrywide Financial Corp., 4.50% Debentures, 2010 .................................        400,000     383,531

Countrywide Home Loan, 4.00% Debentures, 2011 .......................................        710,000     660,354

Ford Motor Credit Co., 5.70% Debentures, 2010 .......................................        100,000      88,815

Glencore Funding LLC, 6.00% Debentures, 2014 (A) ....................................        300,000     286,045

Household Financial Corp., 6.38% Debentures, 2011 ...................................      1,400,000   1,454,340

Rabobank Capital Fund Trust III, 5.25% Debentures, Perpetual (A).....................        200,000     189,398
                                                                                                      ----------
                                                                                                       5,194,236
                                                                                                      ----------

FOOD (1.2%)

Fred Meyer Inc., 7.45% Debentures, 2008 .............................................      1,000,000   1,033,897
                                                                                                      ----------

HEALTHCARE (0.5%)

Wellpoint, Inc., 6.80% Debentures, 2012 .............................................        400,000     425,526
                                                                                                      ----------

INDEPENDENT ENERGY (1.1%)

Anadarko Financial Co., 6.75% Debentures, 2011 ......................................        400,000     421,924

Devon Energy Corp., 6.88% Debentures, 2011 ..........................................        500,000     530,719
                                                                                                      ----------
                                                                                                         952,643
                                                                                                      ----------
INSURANCE (1.1%)

GE Global Insurnace, 7.00% Debentures, 2026 .........................................        100,000     109,765

Massmutual Global Funding, 2.55% Debentures, 2008 (A) ...............................        900,000     847,279
                                                                                                      ----------
                                                                                                         957,044
                                                                                                      ----------
MACHINERY (0.2%)

Cooper Cameron Corp. , 2.65% Debentures, 2007 .......................................        200,000     193,450
                                                                                                      ----------

MEDIA CABLE (2.2%)

Comcast Cable Communications, 8.50% Debentures, 2027 ................................        500,000     595,867

Cox Communications Inc., 7.13% Debentures, 2012 .....................................        800,000     840,338

Liberty Media Corp., 6.41% Debentures, 2006 .........................................        484,000     486,584
                                                                                                      ----------
                                                                                                       1,922,789
                                                                                                      ----------
METALS (0.4%)

Phelps Dodge Corp., 8.75% Debentures, 2011 ..........................................        300,000     339,389
                                                                                                      ----------

MULTIMEDIA (3.0%)

Clear Channel Communications Inc., 4.40% Debentures, 2011 ...........................        200,000     183,510

Time Warner Inc., 6.15% Debentures, 2007 ............................................      2,400,000   2,418,612
                                                                                                      ----------

                                                                                                       2,602,122
                                                                                                      ----------

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                 MARCH 31, 2006


                                                                                          PRINCIPAL       FAIR
                                                                                            AMOUNT        VALUE
                                                                                         -----------    ----------
NATURAL GAS DISTRIBUTION (0.9%)

Duke Capital LLC, 4.33% Debentures, 2006 ............................................    $   400,000   $  397,801

Southern California Gas Co., 4.38% Debentures, 2011 .................................        400,000      382,728
                                                                                                       ----------

                                                                                                          780,529
                                                                                                       ----------
NATURAL GAS PIPELINE (0.2%)

Consolidated Natural Gas Co., 5.00% Debentures, 2014 ................................        200,000      187,829
                                                                                                       ----------

PAPER (0.2%)

International Paper, 5.30% Debentures, 2015 .........................................        200,000      187,801
                                                                                                       ----------

PHARMACEUTICALS (1.4%)

Wyeth, 5.50% Debentures, 2014 .......................................................      1,200,000    1,185,913
                                                                                                       ----------

REAL ESTATE (4.3%)

Avalonbay Communties, Inc., 4.95% Debentures, 2013 ..................................        100,000       95,559

Colonial Realty LP, 4.75% Debentures, 2010 ..........................................        200,000      192,962

Health Retirement Properties, 6.25% Debentures, 2016 ................................        300,000      302,901

iStar Financial, 6.00% Debentures, 2010 .............................................        440,000      443,257

Kimco Reality, 4.88% Debentures, 2006 ...............................................        100,000      100,029

Nationwide Health Properties Inc., 6.90% Debentures, 2037 ...........................      2,100,000    2,161,249

Simon Property Group, Inc., 4.60% Debentures, 2010 ..................................        200,000      193,037

Simon Property Group, Inc., 5.10% Debentures, 2015 ..................................        200,000      189,518
                                                                                                       ----------
                                                                                                        3,678,512
                                                                                                       ----------
SUPERMARKETS (1.1%)

Delhaize America, Inc., 9.00% Debentures, 2031 ......................................       200,000      232,337

Safeway Inc., 6.50% Debentures, 2011 ................................................       700,000      721,740
                                                                                                      ----------
                                                                                                         954,077
                                                                                                      ----------
TECHNOLOGY (0.9%)

Computer Associates International, 5.25% Debentures, 2009 (A) .......................       800,000      779,350
                                                                                                      ----------

TELECOMMUNICATIONS (1.9%)

AT&T Inc., 6.45% Debentures, 2034 ...................................................       400,000      394,988

Deutsche Telecomm International Financial, 8.25% Debentures, 2030....................       200,000      239,936

Sprint Capital Corp., 6.13% Debentures, 2008 ........................................       720,000      733,205

Telecom Italia S.p.A., 4.00% Debentures, 2010 .......................................       300,000      282,271
                                                                                                      ----------
                                                                                                       1,650,400
                                                                                                      ----------
TOBACCO (1.1%)

Altria Group, 5.63% Debentures, 2008 ................................................       900,000      903,725
                                                                                                      ----------

UNITED STATES AGENCY SECURITIES (3.1%)

Fannie Mae, 1.75% Debentures, 2006 ..................................................     1,300,000    1,291,464

Fannie Mae, 4.00% Debentures, 2007 ..................................................     1,400,000    1,387,102
                                                                                                      ----------
                                                                                                       2,678,566
                                                                                                      ----------
UTILITIES (4.4%)

Kinder Morgan , 5.13% Debentures, 2014 ..............................................       200,000      189,833

Pepco Holdings, 5.50% Debentures, 2007 ..............................................     1,600,000    1,600,690

SP Powerassets Ltd., 5.00% Debentures, 2013 (A) .....................................       900,000      866,996

Xcel Energy Inc., 3.40% Debentures, 2008 ............................................     1,200,000    1,148,736
                                                                                                      ----------
                                                                                                       3,806,255
                                                                                                      ----------


 TOTAL BONDS
(COST $58,014,290) ..................................................................                 56,595,129
                                                                                                      ----------

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                 MARCH 31, 2006


                                                                                          PRINCIPAL        FAIR
                                                                                            AMOUNT         VALUE
                                                                                         -----------    ------------
UNITED STATES GOVERNMENT SECURITIES (26.4%)

United States of America Treasury, 2.88% Debentures, 2006............................     $ 3,000,000    $  2,962,266

United States of America Treasury, 4.00% Debentures, 2007............................       8,000,000       7,909,064

United States of America Treasury, 2.75% Debentures, 2007............................       2,400,000       2,333,719

United States of America Treasury, 2.75% Debentures, 2008............................       7,500,000       7,257,135

United States of America Treasury, 3.88% Debentures, 2010............................         100,000         96,484

United States of America Treasury, 4.25% Debentures, 2015............................         300,000         285,879

United States of America Treasury, 4.50% Debentures, 2015............................       1,800,000       1,747,267

United States of America Treasury, 5.25% Debentures, 2029............................         100,000         102,711
                                                                                                         ------------
TOTAL UNITED STATES GOVERNMENT SECURITIES
(COST $23,013,818)...................................................................                      22,694,525
                                                                                                         ------------


SHORT TERM INVESTMENTS (6.9%)
COMMERCIAL PAPER (6.9%)
 Kittyhawk Funding

  4.83% Due April 3, 2006............................................................       2,623,000       2,623,000
                                                                                                         ------------
 Chesham FNC

  4.95% Due April 3, 2006............................................................       3,331,000       3,331,000
                                                                                                         ------------

TOTAL SHORT-TERM

INVESTMENTS (COST $5,952,403)........................................................                       5,954,000
                                                                                                         ------------

 TOTAL INVESTMENTS (99.0%)

(COST $86,980,511) (B)...............................................................                      85,243,654
                                                                                                         ------------


OTHER ASSETS AND LIABILITIES (1.0%)..................................................                         899,937
                                                                                                         ------------


TOTAL NET ASSETS (100.0%)............................................................                    $ 86,143,591
                                                                                                         ============



NOTES

(A) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of March 31, 2006, The Travelers Quality Bond Account for Variable Annuities held 4.0% of its net assets, with a current market value of $3,474,713, in securities restricted as to resale

(B) At March 31, 2006, net unrealized depreciation for all securities was $1,736,857. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over cost of $405,953 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over fair value of $2,142,810.


                      See Notes to Statement of Investments

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                  NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)
                                 MARCH 31, 2006

1.   BUSINESS

     The Travelers Quality Bond Account for Variable Annuities ("Account QB") is a separate account of The Travelers Insurance Company ("The Company"), a wholly owned subsidiary of MetLife, Inc., and is available for funding Universal Annuity, Universal Select Annuity, and Universal Annuity Advantage contracts issued by The Company. Account QB, established on July 29, 1974, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

     The Travelers Asset Management International Company, LLC ("TAMIC"), an indirect wholly owned subsidiary of The Company, provides fixed income management and advisory services for Account QB. Salomon Brothers Asset Management Inc. is a sub-advisor to Account QB.

     This report is prepared for the general information of contract owners and is not an offer of units of Account QB or shares of Account QB's underlying holdings. It should not be used in connection with any offer except in conjunction with the Prospectus for Account QB's product(s) offered by The Company.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by Account QB in the preparation of its financial statements.

     Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last-reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

     When market quotations are not considered to be readily available for long-term corporate bonds and notes, such investments are generally stated at fair value on the basis of valuations furnished by a pricing service. These valuations are determined for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities, which are generally recognized by institutional traders. Securities, including restricted securities, for which pricing services are not readily available, are valued by management at prices which it deems, in good faith, to be fair value.

     Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost, which approximates fair value.

     Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income utilizing the constant yield method.

     Account QB may use interest rate futures contracts as a substitute for the purchase or sale of individual securities. When Account QB enters into a futures contract, it agrees to buy or sell specified debt securities at a future time for a fixed price, unless the contract is closed prior to expiration. Account QB is obligated to deposit with a broker an "initial margin" equivalent to a percentage of the face, or notional value of the contract.

     It is Account QB's practice to hold cash and cash equivalents in an amount at least equal to the notional value of outstanding purchased futures contracts, less the initial margin. Cash and cash equivalents include cash on hand, securities segregated under federal and brokerage regulations, and short-term highly liquid investments with maturities generally three months or less when purchased. Generally, futures contracts are closed prior to expiration.

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                  NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)
                                 MARCH 31, 2006


2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Futures contracts purchased by Account QB are priced and settled daily; accordingly, changes in daily prices are recorded as realized gains or losses and no asset is recorded in the Statement of Investments. Therefore, when Account QB holds open futures contracts, it assumes a market risk generally equivalent to the underlying market risk of change in the value of the debt securities associated with the futures contract.

     When Account QB enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account QB plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account QB securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account QB monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account QB's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account QB at March 31, 2006.

     The operations of Account QB form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income and capital gains of Account QB. Account QB is not taxed as a "regulated investment company" under Subchapter M of the Code.

     The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.   INVESTMENTS

     The aggregate proceeds from sales of investments (other than short-term securities) were $70,250; the costs of purchases and proceeds from sales of direct and indirect U.S. government securities were $7,293,457and
     $7,462,207, respectively, for the three months ended March 31, 2006. Realized gains and losses from investment security transactions are reported on an identified cost basis.

4.   SUBSEQUENT EVENT

     On January 25, 2006, the Board of Managers of Account QB approved a proposal to transfer the assets of Account QB to the BlackRock Bond Income Portfolio (the "Portfolio"), a series of the Metropolitan Series Fund, Inc., in exchange for Class A shares of the Portfolio. Account QB was restructured as a sub-account of The Travelers Fund U for Variable Annuities, a unit investment trust. On April 28, 2006, the assets of Account QB were transferred to the Portfolio pursuant to an Agreement and Plan of Reorganization approved on April 27, 2006.

                       THE TRAVELERS MONEY MARKET ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS (UNAUDITED)
                                 MARCH 31, 2006

                                                                                            PRINCIPAL            FAIR
                                                                                             AMOUNT              VALUE
                                                                                        ------------------   ----------------
SHORT-TERM INVESTMENTS (99.9%)

COMMERCIAL PAPER (87.1%)

Albis Capital Corp., 4.81% Due April 24, 2006...................................        $   2,500,000        $     2,493,000

Atomium Funding Corp., 4.76% Due April 4, 2006..................................            2,500,000              2,499,662

Bear Stearns, 4.92% Due April 3, 2006...........................................            1,353,000              1,353,000

Beethoven Funding Corp., 4.84% Due april 21, 2006...............................            3,000,000              2,992,779

Brahms, 4.91% Due may 2, 2006...................................................            3,000,000              2,988,352

B Square, 4.90% Due April 6, 2006...............................................            3,000,000              2,998,788

Cimarron, 4.90% Due May 2, 2006.................................................            3,000,000              2,988,399

Cobbler Funding LLC, 4.84% Due May 10, 2006.....................................              250,000                249,767

Crown Point Capital , 4.76% Due April 4, 2006...................................            2,000,000              1,999,730

Ebury Finance, 4.90% Due May 5, 2006............................................            3,000,000              2,985,081

General Electric Capital , 4.68% Due April 3, 2006..............................            3,000,000              3,000,000

Legacy Capital Corp., 4.71% Due April 5, 2006...................................            3,100,000              3,099,166

Morrigan TRR LLC , 4.90% Due April 25, 2006.....................................            2,752,000              2,743,876

ORM LLC, 4.90% Due May 2, 2006..................................................            3,000,000              2,988,399

Prudential , 4.85% Due May 10, 2006.............................................            3,000,000              2,985,297

Rabobank USA Financial Corp., 4.84% Due April 4, 2006...........................            3,000,000              2,999,604

Tasmen Funding, 4.79% Due April 12, 2006........................................            3,000,000              2,996,388

Toyota Motor Credit, 4.84% Due May 9, 2006......................................            3,000,000              2,985,696

Vic Financial Corp., 5.16% Due September 27, 2006...............................            2,000,000              1,950,490

Victor, 4.87% Due April 26, 2006................................................            3,000,000              2,990,742

White Pine Financial, 4.75% Due April 10, 2006..................................            3,000,000              2,997,189
                                                                                                            -----------------

TOTAL COMMERCIAL PAPER
(COST $55,272,299)..............................................................                                  55,285,405
                                                                                                            -----------------

UNITED STATES GOVERNMENT SECURITIES (12.8%)

Fannie Mae, 5.05% Due February  23, 2007........................................            6,000,000              5,725,890

Freddie Mac, 4.96% Due February 6, 2007.........................................            2,500,000              2,391,743
                                                                                                            -----------------

TOTAL UNITED STATES GOVERNMENT SECURITIES
(COST $8,134,841)...............................................................                                   8,117,633
                                                                                                            -----------------

TOTAL INVESTMENTS (99.9%)
(COST $63,407,140)..............................................................                                  63,403,038
                                                                                                            -----------------


OTHER ASSETS AND LIABILITIES (0.1%).............................................                                      86,817
                                                                                                            -----------------

TOTAL NET ASSETS (100.0%).......................................................                              $   63,489,855
                                                                                                            =================

                       THE TRAVELERS MONEY MARKET ACCOUNT
                             FOR VARIABLE ANNUITIES

                  NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)
                                 MARCH 31, 2006

1.   BUSINESS

     The Travelers Money Market Account for Variable Annuities ("Account MM") is a separate account of The Travelers Insurance Company ("The Company"), a wholly owned subsidiary of MetLife, Inc., and is available for funding Universal Annuity, Universal Select Annuity, and Universal Annuity
     Advantage contracts issued by The Company. Account MM, established on December 29, 1981, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

     The Travelers Asset Management International Company, LLC ("TAMIC"), an indirect wholly owned subsidiary of The Company, provides fixed income management and advisory services for Account MM. Salomon Brothers Asset Management Inc. is a sub-advisor to Account MM.

     This report is prepared for the general information of contract owners and is not an offer of units of Account MM or shares of Account MM's underlying holdings. It should not be used in connection with any offer except in conjunction with the Prospectus for Account MM's product(s) offered by The Company.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by Account MM in the preparation of its financial statements.

     Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

     Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

     Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income utilizing the constant yield method.

     When Account MM enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account MM plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account MM securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account MM monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account MM's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account MM at March 31, 2006.

     The operations of Account MM form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income and capital gains of Account MM. Account MM is not taxed as a "regulated investment company" under Subchapter M of the Code.

     The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                       THE TRAVELERS MONEY MARKET ACCOUNT
                             FOR VARIABLE ANNUITIES

            NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                 MARCH 31, 2006


3.   SUBSEQUENT EVENT

     On January 25, 2006, the Board of Managers of Account MM approved a proposal to transfer the assets of Account MM to the BlackRock Money Market Portfolio (the "Portfolio"), a series of the Metropolitan Series Fund, Inc., in exchange for Class A shares of the Portfolio. Account MM was restructured as a sub-account of The Travelers Fund U for Variable Annuities, a unit investment trust. On April 28, 2006, the assets of Account MM were transferred to the Portfolio pursuant to an Agreement and Plan of Reorganization approved on April 27, 2006.

ITEM 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a - 3 (c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal control over financials reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

(a) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Travelers Growth and Income Stock Account For Variable Annuities

Travelers Quality Bond Account For Variable Annuities

Travelers Money Market Account For Variable Annuities

By:    /s/ Elizabeth M. Forget
       Elizabeth M. Forget
       Chairman of the Board
       Chief Executive Officer
       Travelers Growth and Income Stock Account For Variable Annuities Travelers Quality Bond Account For Variable Annuities
       Travelers Money Market Account For Variable Annuities

Date 5/25/06
     -------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Elizabeth M. Forget
       Elizabeth M. Forget
       Chairman of the Board
       Chief Executive Officer
       Travelers Growth and Income Stock Account For Variable Annuities Travelers Quality Bond Account For Variable Annuities
       Travelers Money Market Account For Variable Annuities

Date 5/25/06
     -------

By:    /s/ Alan C. Leland Jr.
       Alan C. Leland Jr.
       Principal Accounting Officer
       Travelers Growth and Income Stock Account For Variable Annuities Travelers Quality Bond Account For Variable Annuities
       Travelers Money Market Account For Variable Annuities


Date 5/25/06
     -------